Analysis of bank and bond debt - Medium-term notes and bond debt (Details) € in Millions, £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Oct. 12, 2022 USD ($)	Dec. 31, 2021
Analysis of bank and bond debt
Effective hedged rate of bonds	3.28%	3.28%		1.78%
Terminix Global Holdings, Inc
Analysis of bank and bond debt
Cash element of Terminix transaction consideration | $			$ 1.3
€400m bond due November 2024
Analysis of bank and bond debt
Principal amount		€ 400
€400m bond due November 2024 | Fixed
Analysis of bank and bond debt
Bond interest coupon	0.95%	0.95%		0.95%
Effective hedged rate of bonds	3.21%	3.21%		3.08%
€500m bond due May 2026
Analysis of bank and bond debt
Principal amount		€ 500
€500m bond due May 2026 | Fixed
Analysis of bank and bond debt
Bond interest coupon	0.875%	0.875%		0.875%
Effective hedged rate of bonds	1.78%	1.78%		1.54%
€850m bond due June 2027
Analysis of bank and bond debt
Principal amount		€ 850
Bond duration period	5 years
€850m bond due June 2027 | Fixed
Analysis of bank and bond debt
Bond interest coupon	3.875%	3.875%
Effective hedged rate of bonds	3.98%	3.98%
€600m bond due October 2028
Analysis of bank and bond debt
Principal amount		€ 600
€600m bond due October 2028 | Fixed
Analysis of bank and bond debt
Bond interest coupon	0.50%	0.50%		0.50%
Effective hedged rate of bonds	1.30%	1.30%		1.08%
€600m bond due June 2030
Analysis of bank and bond debt
Principal amount		€ 600
Bond duration period	8 years
€600m bond due June 2030 | Fixed
Analysis of bank and bond debt
Bond interest coupon	4.375%	4.375%
Effective hedged rate of bonds	4.38%	4.38%
£400m bond due June 2032
Analysis of bank and bond debt
Principal amount | £	£ 400
Bond duration period	10 years
£400m bond due June 2032 | Fixed
Analysis of bank and bond debt
Bond interest coupon	5.00%	5.00%
Effective hedged rate of bonds	5.11%	5.11%